Taxes payable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Payable
Schedule of taxes payable

	2024	2023
Brazil
IPI	78	66
ICMS	494	227
PIS and COFINS	24	29
Other	3	9

Other countries
Value-added tax	122	119
Tax on financial income	168	143
Total	889	593

Current liabilities	625	387
Non-current liabilities	264	206
Total	889	593